Related Parties (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of related party transactions
For the years ended December 31, 2011, 2012 and 2013, the Company had the following transactions with F3F S.r.l. and Sirton (now Vifarma) (in thousands):

	For the Year Ended December 31,
	2011	2012	2013
Charges from related parties	€222	€186	€189
Total	€222	€186	€189
The following table outlines the nature and amount of other revenue recognized in the accompanying consolidated statements of income (in thousands):

	For the Year Ended December 31,
	2011	2012	2013
Research and development cost reimbursement	€323	€1,257	€2,563
Upfront payments recognized ratably	1,703	—	—
Other revenues from F3F S.r.l.	—	—	39
Total	€2,026	€1,257	€2,602

Schedule of accounts receivable from related parties
As of December 31, 2012 and 2013, the Company had the following balances with F3F S.r.l., Sirton (now Vifarma) and Sigma-Tau (in thousands):

	As of December 31,
	2012	2013
Accounts Receivable – Sirton (now Vifarma)	€765	€765
Accounts Receivable – Sigma Tau	216	1,541
Allowance for doubtful accounts	(765)	(765)
Accounts Receivable, net	€216	€1,541

Accounts Payable Sirton (now Vifarma)	€5	€5